Issued Capital	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Issued Capital
19.	Issued Capital

(in thousands)	Note	June 30 2019	December 31 2018

Issued capital
Share capital issued and outstanding: 446,265,488 common shares (December 31, 2018: 444,336,361 common shares)	19.1	$3,560,705	$3,516,437

19.1.	Shares Issued

The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2019, the Company had no preference shares outstanding.

A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2018 to June 30, 2019 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2018	442,724,309
Restricted share units released [1]	70,175	$0.00
At March 31, 2018	442,794,484
Share purchase options exercised [1]	46,800	Cdn$24.28
Restricted share units released [1]	185	Cdn$0.00
Dividend reinvestment plan [2]	718,453	US$21.09
At June 30, 2018	443,559,922
Restricted share units released [1]	33,818	US$0.00
Dividend reinvestment plan [2]	742,621	US$15.56
At December 31, 2018	444,336,361
Share purchase options exercised [1]	752,170	Cdn$26.55
Restricted share units released [1]	130,730	$0.00
At March 31, 2019	445,219,261
Share purchase options exercised [1]	283,620	Cdn$26.09
Restricted share units released [1]	185	$0.00
Dividend reinvestment plan [2]	762,422	US$21.89

At June 30, 2019	446,265,488

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 3%.

19.2.	Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30
	2019		2018		2019		2018
Dividends declared per share	$0.09		$0.09		$0.18		$0.18
Average number of shares eligible for dividend (000’s)	445,928		443,197		445,597		442,996

Total dividends paid	$40,133		$39,888		$80,207		$79,739

Paid as follows:
Cash	$31,950	80%	$32,480	81%	$63,515	79%	$64,589	81%

DRIP [2]	8,183	20%	7,408	19%	16,692	21%	15,150	19%

Total dividends paid	$40,133	100%	$39,888	100%	$80,207	100%	$79,739	100%

Shares issued under the DRIP	378,135		347,461		762,422		718,453

1)	US dollars in thousands, except per share amounts.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 3% of the Average Market Price, as defined in the DRIP.

3)	As at June 30, 2019, cumulative dividends of $998 million have been declared and paid by the Company.